Non-operating income (expense) - Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 122,695		₩ 96,176	₩ 132,541
Losses on valuation of investments in joint ventures and associates		(24,035)		(19,911)	(22,710)
Total		98,660	$ 68,299	76,265	109,831
Other Income Disclosure Non operating [Abstract]
Rental fee income		34,888		23,307	26,477
Gains on disposal of investment in joint ventures and associates		7,507		19,642	33,123
Gains on disposal of premises and equipment, intangble assets and other assets		45,823		7,064	5,267
Reversal of impairment loss of premises and equipment, intangible assets and other assets		971		147	230
Bargain purchase gain		581,010		0	0
Others	[1]	56,579		38,238	52,649
Total		726,778		88,398	117,746
Other Expense Disclosure Non operating [Abstract]
Total		(410,080)		(197,006)	(209,153)
Total		316,698	$ 219,236	(108,608)	(91,407)
Other special gain related to other provisions		₩ 3		₩ 2,517	₩ 14,060

[1]	Others include 14,060 million Won, 2,517 million Won and 3 million Won of other gains related to other provisions for the years ended December 31, 2023, 2024 and 2025, respectively.